Finance Income / (Expenses) (Details) - Schedule of finance income expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of finance income expenses [Abstract]
Interest income	$ 11	$ 4	$ 10
Interest on loans and leases	(1,875)	(1,227)	(318)
Fair value adjustments	(194)	(118)	(104)
Other financial loss	(103)	(198)	(94)
Net financial results	$ (2,161)	$ (1,539)	$ (506)